SCHEDULE OF SECURED SHORT-TERM BANK DEBT (Details) (Parenthetical) $ in Millions	Dec. 31, 2020 USD ($)
Bank Loan 3 [Member]
Short-Term Debt [Line Items]
Restricted bank time deposit	$ 0.2